The Company (Details Narrative) - USD ($)			12 Months Ended
	Dec. 19, 2019	Dec. 24, 2018	Dec. 31, 2019	Dec. 31, 2018	Sep. 06, 2019	Aug. 19, 2019	Jun. 30, 2019	Sep. 25, 2018	Jan. 30, 2018	Dec. 31, 2017
Common stock, par value			$ 0.0001	$ 0.0001
Share price					$ 1.00			$ 1.00
Aggregate purchase price				$ 9,950,000
Stockholders' equity			$ 2,868,345	$ 3,038,396			$ 2,466,776			$ (4,489,614)
Required minimum capital						$ 2,500,000
Stock price description			The Company's appeal to the Panel included a plan that sets forth a commitment to consider all available options to regain compliance with the Listing Rules, including the option to effectuate a reverse stock split upon receipt of stockholder approval, which the Company intend to seek in connection with the joint proxy statement and consent solicitation statement/prospectus filed with the Securities and Exchange Commission on February 14, 2020 in connection with the AYRO Merger, in order to bring the Company's stock price over the $1.00 bid price requirement and to meet the $4.00 bid price initial listing requirement.
Definitive Agreement [Member]
Ownership percentage		100.00%
Aggregate purchase price		$ 3,500,000
Definitive Agreement [Member] | Suisun City Operations [Member]
Ownership percentage		100.00%
Aggregate purchase price		$ 3,500,000
WPCS [Member]
Conversion price per share									$ 0.3273
Common stock, par value									$ 0.0001
WPCS [Member] | Holders of WPCS [Member]
Ownership percentage									22.90%
WPCS [Member] | Holders of Private DropCar [Member]
Ownership percentage									77.10%
AYRO [Member]
Share price	$ 5.00
Aggregate purchase price	$ 2,000,000
Merger agreement description	In accordance with the terms of the AYRO Merger Agreement, (i) certain executive officers, directors and stockholders of AYRO (solely in their respective capacities as AYRO stockholders) holding approximately 57% of the outstanding AYRO capital stock have entered into voting agreements with the Company to vote all of their shares of AYRO capital stock in favor of adoption of the AYRO Merger Agreement (the "AYRO Voting Agreements") and (ii) certain executive officers, directors and stockholders of the Company (solely in their respective capacities as stockholders of the Company) holding approximately 10% of the Company's outstanding common stock have entered into voting agreements with AYRO to vote all of their shares of the Company's common stock in favor of approval of the AYRO Merger Agreement (the "DropCar Voting Agreements" and, together with the AYRO Voting Agreements, the "Voting Agreements"). The Voting Agreements include covenants with respect to the voting of such shares in favor of approving the transactions contemplated by the AYRO Merger Agreement and against any competing acquisition proposals. In addition, concurrently with the execution of the AYRO Merger Agreement, (i) certain executive officers, directors and stockholders of AYRO and (ii) certain directors of the Company have entered into lock-up agreements (the "Lock-Up Agreements") pursuant to which they accepted certain restrictions on transfers of shares of the Company's common stock for the one-year period following the closing of the AYRO Merger.
Termination fee	$ 1,000,000
AYRO [Member] | DropCar Shareholders [Member]
Ownership percentage	20.00%
AYRO [Member] | AYRO Investors [Member]
Ownership percentage	80.00%